EMPLOYEE BENEFITS EXPENSES	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
EMPLOYEE BENEFITS EXPENSES

24 EMPLOYEE BENEFITS EXPENSES

	Years ended December 31,
€ in thousands	2017	2016	2015
Salaries, wages and bonuses	24,416	20,986	18,233
Social security	6,336	5,730	4,779
Post-employment benefits	1,839	1,026	881
Share-based compensation expense	2,606	2,572	1,820
Other employment costs	2,089	2,548	1,997
Executive Committee compensation[1]	3,750	3,406	3,341
Reduction withholding tax for scientists	(4,282)	(3,922)	(3,585)

Total	36,755	32,346	27,466

Average full-time equivalents (FTE)
Executive committee(1)	7	7	8
R&D personnel	363	321	284
General and administrative staff	49	36	33

Average FTE	419	364	325

(1)	The Executive Committee consists of key management members and the entities controlled by them.

The Company offers several post-employment, death, disability and healthcare benefit schemes. All employees have access to these schemes. The death, disability and healthcare benefits granted to employees of the Company are covered by external insurance companies, where premiums are paid annually and charged to the income statement as they were incurred.